Common Stock and Stock Plans, Restricted Share Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, shares, end of period	10,294,881
Restricted Share Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, shares, beginning of period	39,280,129
Nonvested, fair value, beginning of period	$ 28.81
Granted, shares	19,766,280
Granted, weighted-average grant-date fair value	$ 31.49	$ 31.02	$ 27.29
Vested, shares	(2,620,424)
Vested, weighted-average grant-date fair value	$ 28.53
Canceled or forfeited, shares	(1,138,648)
Canceled or forfeited, weighted-average grant-date fair value	$ 29.10
Nonvested, shares, end of period	55,287,337	39,280,129
Nonvested, fair value, end of period	$ 29.78	$ 28.81